UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4316

                                Midas Fund, Inc.

               (Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor
New York, NY                                               10005
(Address of principal executive offices)                (Zip code)

                          Thomas B. Winmill, President
                                Midas Fund, Inc.
                          11 Hanover Square, 12th Floor
                               New York, NY 10005

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-480-6432

Date of fiscal year end: 12/31

Date of reporting period: 9/30/06

Item 1. Schedule of Investments

September 30, 2006 (Unaudited)

Midas Fund, Inc.

                               MIDAS FUND, INC.
                    FORM N-Q - SEPTEMBER 30, 2006 (UNAUDITED)

    SHARES      COMMON STOCKS AND WARRANTS (105.43%)                               MARKET VALUE
                COMMON STOCKS (104.75%)

                MAJOR PRECIOUS METALS PRODUCERS (15.81%)
    180,000     Barrick Gold Corp                                                    $5,529,600
    381,200     Kinross Gold Corp. (a)                                                4,772,624
    100,000     Lonmin PLC                                                            4,781,472
    200,000     Newcrest Mining Limited                                               3,358,209
     30,000     Polyus Gold (a) (b)                                                   1,317,000
                                                                                ---------------
                                                                                     19,758,905

                INTERMEDIATE PRECIOUS METALS PRODUCERS (33.68%)
    100,000     Agnico-Eagle Mines Ltd.                                               3,113,000
    600,000     Bema Gold Corp. (a)                                                   2,658,000
    220,000     Cambior, Inc. (a)                                                       776,600
    200,000     Centerra Gold, Inc. (a)                                               1,998,745
    355,000     Coeur D'Alene Mines Corp. (a)                                         1,672,050
    260,000     Goldcorp, Inc.                                                        6,136,000
  1,000,000     Golden Star Resources Ltd. (a)                                        2,730,000
     48,500     Lihir Gold Ltd. (a) (b)                                               2,030,210
  1,800,000     Lihir Gold Limited (a)                                                3,882,090
    250,000     Meridian Gold, Inc. (a)                                               6,215,000
    250,000     Randgold Resources Limited (a) (b)                                    5,090,000
    121,000     Silver Wheaton Corp. (a)                                              1,142,240
    504,080     Yamana Gold, Inc.                                                     4,662,740
                                                                                ---------------
                                                                                     42,106,675


                JUNIOR PRECIOUS METALS PRODUCERS (30.46%)
    400,000     Alamos Gold Inc. (a)                                                  3,276,000
  1,250,000     Eldorado Gold Corp. (a)                                               5,437,500
    300,000     Gammon Lake Resources, Inc. (a)                                       3,429,000
  1,964,500     Golden Cycle Gold Corp. (a)(c)                                       14,596,235
  1,500,000     High River Gold Mines Ltd. (a)                                        2,998,118
    274,800     Jaguar Mining, Inc. (a)                                               1,114,520
  3,000,000     Oceana Gold Ltd. (a)                                                  1,533,582
  1,000,000     SEMAFO, Inc. (a)                                                      1,622,300
    150,000     Silvercorp Metals, Inc. (a)                                           1,713,000
    750,000     Sino Gold Ltd. (a)                                                    2,350,746
                                                                                ---------------
                                                                                     38,071,001
                                                                                ---------------

                EXPLORATION AND PROJECT DEVELOPMENT COMPANIES (24.80%)
     65,000     Aurelian Resources, Inc. (a)                                          1,733,217
    500,000     Bear Creek Mining Corp. (a)                                           4,475,000
    745,000     Cumberland Resources Ltd. (a)                                         3,941,050
    270,000     Entree Gold, Inc. (a)                                                   267,300
    180,000     Guyana Goldfields (a)                                                 1,427,803
  1,000,000     Metallica Resources, Inc. (a)                                         3,090,000
    100,000     Minefinders Corporation Ltd. (a)                                        913,000
  1,400,000     Miramar Mining Corp. (a)                                              5,740,000
    100,000     New Gold, Inc. (a)                                                      700,000
    300,000     NovaGold Resources Inc. (a)                                           4,707,000
  1,400,000     Olympus Pacific Minerals, Inc. (a)                                      514,475
    600,000     Peru Copper, Inc. (a)                                                 2,424,000
    580,000     Western Goldfields Inc. (a)                                           1,069,520
                                                                                ---------------
                                                                                     31,002,365

                                MIDAS FUND, INC.
              FORM N-Q - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED

    SHARES      COMMON STOCKS AND WARRANTS (105.43%)                               MARKET VALUE

                Total Common Stocks (cost: $99,557,349)                             130,938,946
                                                                                ---------------

                WARRANTS (0.68%)

    100,000     Bema Gold Corp., expiring 9/7/2011 (a)                                  121,000
    100,000     Cambior, Inc., expiring 8/12/2008 (a)                                   112,038
    125,000     Jaguar Mining, Inc., expiring 12/31/2007 (a)                            196,065
     50,000     New Gold, Inc., expiring 2/23/2008 (a)                                   72,600
     84,375     Yamana Gold Inc., expiring 11/20/2008 (a)                               351,657
                                                                                ---------------
                Total Warrants (cost: $129,310)                                         853,360
                                                                                ---------------

                   Total Investments (cost: $99,686,659) (105.43%)                $ 131,792,306
                                                                                ---------------
                Liabilities in Excess of Cash and Other Assets (-5.43%)             (6,791,335)
                                                                                ---------------
                Net Assets (100.00%)                                              $ 125,000,971
                                                                                ===============
                (a) Non-income producing.
                (b) American Depositary Receipt.
                (c) Non-controlled affiliate (11.68% of net assets).

               1.   Income Taxes.

                    At September 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                    Unrealized appreciation                                        $ 36,222,398
                    Unrealized depreciation                                          (4,116,751)
                                                                                ---------------
                Net unrealized appreciation                                        $ 32,105,647
                                                                                ===============
                Aggregate cost of securities for income tax purposes               $ 99,686,659
                                                                                ===============

               2.   Affiliated Issuers

                    Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's holdings in the securities of such issuers is set forth below:

                                  September 30, 2006               December 31, 2005
                               --------------------------       ------------------------
                               Number of         Market         Number of         Market
Name of Issuer                 Shares Held       Value          Shares Held       Value
--------------                 -----------       -----          -----------       -----
Golden Cycle Gold Corp.        1,964,500       14,596,235       1,964,500       6,826,637

There were no purchase or sale transactions by the Fund of securities of the affiliated company during the nine months ended September 30, 2006 and the security was non-income producing.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures

(a) The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MIDAS FUND, INC.

By:/s/ Thomas B. Winmill
   Thomas B. Winmill, President

Date: November 17, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:/s/ Thomas B. Winmill
   Thomas B. Winmill, President

Date: November 17, 2006

By:/s/ Thomas O'Malley
   Thomas O'Malley, Chief Financial Officer

Date: November 17, 2006

                                  EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)